Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of presentation	Basis of presentation The consolidated financial statements of the company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries for which the Company is the primary beneficiary. All significant inter-company balances and transactions between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, allowance for loans and advances, financial assets receivable and guarantee liabilities, useful life of long-lived assets, share-based compensation, valuation allowance for deferred tax assets, uncertain tax positions, short-term and long-term investments, and impairment of goodwill. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currencies of the Company’s entities incorporated in Cayman Islands and Hong Kong are US$. The functional currencies of the Company’s PRC subsidiary, VIE and VIE’s subsidiaries are the RMB. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters.

The financial statements of the Company and Weidai HK are translated from the functional currency to the reporting currency, RMB. Monetary assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are translated at the average exchange rate prevailing during the fiscal year. Translation gains and losses are accumulated in other comprehensive income, as a component of shareholders’ equity on the consolidated financial statements.

Transactions denominated in other than the functional currencies are remeasured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange differences are recorded in the consolidated statements of comprehensive income.

Convenience translation

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the readers have been calculated at the exchange rate of RMB6.5250 per US$1.00 on December 31, 2020, the last business day in fiscal year 2020, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents.

Restricted cash

Restricted cash

The Company’s restricted cash mainly represents (i) cash received but has not yet been disbursed, including idle funds due to investors whom recharge to the accounts on the platform but have not yet invested or fully funded the loans and funds due to borrowers that investors lend to borrowers but borrowers have not yet withdrawn. Such funds were processed through a designated bank account. As of December 31, 2018, 2019, and 2020, the restricted cash related to cash not yet disbursed amounted to RMB1,583,178, RMB1,020,151 and RMB138,681  (US$21,254), respectively; and (ii) cash held by banks as guarantee deposits paid on contracts and other restrictions amounted to RMB56,127 , RMB120,668 and RMB26,155 (US$4,008) as of December 31, 2018, 2019 and 2020, respectively; and (iii) cash froze by authorities amounted to RMB31,104 (US$ 4,767) as of December 31, 2020.

Short-term investments

Short-term investments

Short term investments consist of held-to-maturity investments and available-for-sale investments.

Investments classified as held-to-maturity investments are stated at amortized cost. Investments classified as available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are reported net of tax in accumulated other comprehensive income until realized.

The Company’s available-for-sale debt securities consist of financial products with maturities of less than one year purchased from commercial banks.

The Company reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Company’s intent and ability to hold the investment. OTTI is recognized as a loss in the income statement.

Loans and advances, net

Loans and advances, net

Loans and advances represent payments due from borrowers. Loans and advances are recorded at amortized cost (i.e. unpaid principal and deferred origination costs), net of allowance for loans and advances. Deferred origination costs are netted against net financing income and amortized over the financing term using the effective interest method.

The Company does not accrue interest income on loan principals that are considered impaired or past due. A corresponding allowance is determined under ASC 450‑20 and allocated accordingly. After an impaired loan has been placed on nonaccrual status, interest receivable will be recognized when cash is received by applying first to reduce loan principal and then to interest income thereafter. Interest income accrued but not received is generally reversed against interest income. Interest receivables may be returned to accrual status after all of the borrower’s delinquent balances of loan principal and interest have been settled and the borrower remains current for an appropriate period.

Acquired non-performing loans

The Company records acquired non-performing loans in accordance with ASC310‑30, Loan and Debt Securities with Deteriorated Credit Quality, when it voluntarily purchases a delinquent loan. Such acquired non-performing loans are expected to be recovered either through the sale of the loan collateral upon foreclosure or from the subsequent payments made by the borrowers and are initially recorded at their purchase price. As the cash flows are expected to be collected cannot be estimated because the timing of the collection and the condition of the collateral are indeterminable, the acquired non-performing loans are placed on non-accrual status and impairment is measured based on the fair value of the collateral less the estimated selling costs.

Allowance for loans and advances

The Company segregates the loans into secured and unsecured, and then into various portfolios, i.e. automobile and home equity, etc. and applies its credit risk management framework to the various portfolio of loans in accordance with ASC 450-20, Loss Contingencies.

Commencing from the second half of 2020, the Company has stopped in purchasing any additional non-performing loans due to the changes in the circumstances and industry in which it operates, accordingly, the prior year's roll-rate method for estimating allowances was then changed to  a combination of probability-of-default and loss-rate methods. The difference in the amounts of allowance between the former and the new estimation methods was insignificant.

The two new methods are applied differently for 1) loans and advances and 2) Acquired non-performing loans, while also depending on whether the loans were auto-backed (collateralized) or unsecured.

For auto-backed loans recorded as loans and advances, the Company takes into consideration of a) the monthly default rates of borrowers, and b) the loss-rate, which represents the monetary value of losses incurred as a percentage of the gross balance of those loans where the Company has decided to retake the collateralized vehicle. For auto-backed loans recorded as acquired non-performing loans, the Company only takes the loss-rate as the basis to determine its provisions.

For unsecured loans recorded as loans and advances, loss rate of unsecured loans was assessed as 100% for both loans receivable and non-performing loans. For loan receivables, 89% of the unsecured loans were past due over 180 days, which is deemed to have remote possibility to collect any repayment based on the historical experience. For non-performing loans, the balance of unsecured loans was insignificant and the Company assessed provision of all of them as 100% for prudent.

Loans are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company has determined the balance is uncollectable. In general, unsecured loans are charged off when outstanding loans are 180 days past due. Secured loans may be charged off upon the death of the borrower, significant damage to the collateral, and when the Company considers the balance to be uncollectable.

Borrowings

For certain transactions with the borrowers, the Company may provide a loan to borrowers and then transfers the loan to investors at varying rates and tenures. Although the loan is transferred to the investors, the loan principal is not derecognized upon transfer, as the transaction does not represent a transfer of an entire financial asset or a participating interest and the loan is not legally isolated from the Company. Additionally, the terms of the transfer require the Company to guarantee the principal and interest in case of default by the borrowers. As a result, the arrangement is accounted for as a secured borrowing in accordance with ASC 860, Transfers and Servicing. The loan remains on the Company’s consolidated balance sheets and the funds received from the investors are recorded as payable to institutional funding partners and online investors in the Company’s consolidated balance sheets. Borrowings are initially recognized at fair value which is the cash received from investors, and measured subsequently at amortized cost using the effective interest method.

Guarantee liabilities

Guarantee liabilities

The Company provides guarantee to various institutional funding partners and online investors. The guarantee requires the Company to either make delinquent installment repayments or purchase the loans after a specified period on an individual loan basis. The guarantee liability is exempted from being accounted for as a derivative in accordance with ASC 815-10-15-58.

The guarantee liability consists of two components. The Company’s obligation to stand ready to make delinquent payments or to purchase the loan over the term of the arrangement (the non-contingent aspect) is accounted for in accordance with ASC 460, Guarantees (“ASC 460”). The contingent obligation relating to the contingent loss arising from the arrangement is accounted for in accordance with ASC 450, Contingencies (“ASC 450”). At inception, the Company recognizes the non-contingent aspect of the guarantee liability at fair value, which considers the premium required by a third party market participant to issue the same risk assurance in a standalone transaction.

Subsequent to the initial recognition, the non-contingent aspect of the risk assurance liability is reduced over the term of the arrangement as the Company is released from its stand ready obligation on a loan-by-loan basis based on the borrower’s repayment of the loan principal. The contingent loss arising from the obligation to make future payments is recognized when borrower default is probable and the amount of loss is estimable. The Company considers the underlying risk profile including delinquency status, overdue period, and historical loss experience when assessing the probability of contingent loss. Borrowers are grouped based on common risk characteristics, such as product type. The Company measured contingent loss based on the future payout of the arrangement estimated using the historical default rates of a portfolio of similar loans less the fair value of the recoverable collateral. The amount of provision for financial guarantee liabilities was RMB21,712,  RMB19,206 and RMB103,027  (US$15,790) for the years ended December 31, 2018, 2019 and 2020. The maximum potential undiscounted future payment which the Company would be required to make under its guarantee obligation is RMB3,030,654  and RMB 1,143,835  (US$175,300) as of December 31, 2019 and 2020, respectively.

Long-term Investments

Long-term Investments

The Company’s long-term investments consist of cost method investments. In accordance with ASC subtopic 325‑20 (“ASC 325‑20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have control or significant influence and for which there is no readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. The Company regularly evaluates the impairment of the investment based on the performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized in earnings is equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. No impairment loss on the cost method investments was recognized for the years ended December 31, 2018, 2019 and 2020.

Business combinations

Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. The Company early adopted ASU No. 2017‑01, Business Combinations (Topic 802): Clarifying the Definition of a Business, in determining whether it has acquired a business.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

Goodwill

The Company assesses goodwill for impairment in accordance with ASC 350‑20, Intangibles — Goodwill and Other: Goodwill (“ASC 350‑20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350‑20.

The Company has determined that it has one reporting unit. The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative impairment test in accordance with ASC 350‑20. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

The Company early adopted ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill quantitative impairment test. Under the new guidance, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit.

In the year ended December 31, 2018, 2019 2020, the Company recorded a goodwill impairment charge of nil,  nil and RMB 5,812 respectively.

Fair value measurements of financial instruments

Fair value measurements of financial instruments

Financial instruments of the Company primarily consist of cash and cash equivalents, restricted cash, available-for-sale debt securities, long-term time deposits, amounts due from and due to related parties, loans and advances, cost method investments, short-term borrowings, payable to institutional funding partners and online investors and current account with online investors and borrowers. The carrying amounts of these financial instruments, except for long-term time deposit, long-term loans and advances, cost method investments and long-term payable to institutional funding partners and online investors approximate their fair values because of their generally short maturities.

The Company applies ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 - Observable inputs that reflect quoted prices in active markets for identical assets or liabilities.
•	Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures available-for-sale investments at fair value on a recurring basis. The fair value of the Company’s available-for-sale debt securities are measured using the income approach, based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data. The fair value of time deposits is determined based on the prevailing interest rates in the market. The fair values of the Company’s long-term loans and advances and long-term payable to institutional funding partners as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The Company did not disclose the fair value of its cost method investments since the fair value cannot be determined without undue cost and effort.

The Company had no financial assets and liabilities measured and recorded at fair value on a non-recurring basis as of December 31, 2019 and 2020.

Property, equipment and software, net

Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization using the straight-line method with the residual value over the estimated useful lives of the assets, as follows:

Category:	Estimated Useful Life	Estimated Residual Value
Computer and electronic equipment	3~5 years	5%
Office furniture and equipment	3~5 years	5%
Vehicles	3~4 years	5%
Software	3~10 years	0%
Leasehold improvement	Lessor of useful life or lease term	0%

Costs associated with the repair and maintenance of property and equipment are expensed as incurred.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated based on the excess of carrying value of the asset over its fair value. No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020.

Research and development expenses

Research and development expenses

Research and development expenses are primarily incurred in the development of new services, new features and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during the years ended December 31, 2018, 2019 and 2020. The Company recognized research and development expenses amounted to RMB139,318,  RMB81,664 and RMB27,144  (US$4,160) for the years ended December 31, 2018, 2019 and 2020, respectively.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating nature with no further conditions to be met are recorded as non-operating income when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

Modification of equity-classified preferred shares

Modification of equity-classified preferred shares

The Company assesses whether an amendment to the terms of its equity-classified preferred shares is an extinguishment or a modification based on the change in the fair value of the preferred shares. If the change in fair value of equity-classified preferred shares immediately after the amendment exceeds 10% from the fair value of the equity-classified preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criteria is a modification.

When equity-classified preferred shares are extinguished, the difference between the fair value of the consideration transferred to the equity-classified preferred shareholders and the carrying amount of the equity-classified preferred shares (net of issuance costs) is treated as a deemed dividend to the equity-classified preferred shareholders. When equity-classified preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the equity-classified preferred shareholders. Modifications that result in a decrease in the fair value of the equity-classified preferred shares are not recognized.

Revenue recognition

Revenue recognition

The Company operates an online platform which matches borrowers with investors. The Company’s platform enables investors to directly invest in individual loans or subscribe to the Company’s investment programs which provide them with pre-specified investment returns while minimizing the time needed to manage their investments. The Company’s arrangements with customers can be broadly categorized into three types of arrangements.

In the first type of arrangement, the Company may advance funds to the borrowers while the loan is being listed on the online platform for online investors to subscribe to. However, the Company does not provide a guarantee to investors and is not the legal title holder of the underlying collateral. The Company determined that it is not the legal lender and legal borrower in the loan origination and repayment process, respectively, because when the loan is fully subscribed by investors, the investors’ funds will be used to settle the advance made by the Company to the borrowers. Therefore, the Company does not record loan receivables and payables arising from the loans between borrowers and investors on its consolidated balance sheets.

In the second type of arrangement, the Company does not advance funds to the borrowers prior to a loan being subscribed by the institutional funding partners and online investors. Furthermore, the Company may provide a guarantee to the institutional funding partners and online investors which guarantees the contractual payments of the loan in the event that the borrower defaults. The Company determined it is not the legal lender and legal borrower in the loan origination and repayment process, respectively. Therefore, the Company does not record loan receivables and payables arising from the loans between borrowers and the institutional funding partners and online investors on its consolidated balance sheets.

In the third type of arrangement, the Company advances funds to the borrowers prior to a loan being subscribed by the investors. The Company provides a guarantee which guarantees the contractual payments of the loan in the event the borrower defaults. As the transaction does not represent a transfer of an entire financial asset or a participating interest and is not legally isolated from the Company, the arrangement is accounted for as loan origination by the Company and a secured borrowing in accordance with ASC 860, Transfers and Servicing.

After adoption of ASU 2014-09, "Revenue from Contracts with Customers" (Topic 606)" with modified retrospective method

The Company provides loan solution services which include facilitating and monitoring the execution of loan agreements. Borrowers make repayments through the Company, and the Company will then remit the requisite returns to the investors on a periodic basis.

The service fee is charged based on a certain percentage of the loans. In most of the cases, the borrowers pay the service fee on a monthly basis.

The Company also generates revenue from other contingent fees, such as late payment penalties, insurance referral fee and net revenue from sale of collateral.

On January 1, 2019, the Company adopted the revenue standard using the modified retrospective method to those contracts which were not completed as of January 1, 2019. Results for periods beginning after January 1, 2019 are presented under ASC 606 Revenue from Contracts with Customers (“ASC 606”), while prior period amounts are not adjusted and continue to be reported in accordance with historic accounting under ASC 605 Revenue recognition (“ASC 605”).

Upon initial adoption, the Company recognized the cumulative effect of initially applying the revenue standard as a decrease of approximately RMB 255,730, net of tax, to the opening balances of retained earnings. These adjustments primarily arose from the timing of revenue recognition for transaction fees collected upfront at loan inception to being recognized overtime under ASC 606.

Consistent with the criteria of ASC 606 "Revenue from Contracts with Customers", the Company recognizes revenue by applying the following five steps:

(i)	identify the contract with a customer;
(ii)	identify the performance obligations in the contract;
(iii)	determine the transaction price;
(iv)	allocate the transaction price to performance obligations in the contract; and
(v)	recognize revenue when (or as) performance obligations are satisfied.

The Company determines that both the borrowers and the investors are its customers because they both receive services provided by the Company pursuant to the contractual terms among the Company, the borrowers and the investors. For each loan facilitated on the platform, the Company considers the loan services and guarantee service as two separate services. Of which, the guarantee service is accounted for in accordance with ASC 460, Guarantees, at fair value. Revenue from the guarantee services is recognized once the Company is released from the underlying risk (see accounting policy for Guarantee Liabilities).

The Company identified one performance obligation for borrowers and investors under ASC 606, as the loan services are not distinct.

The Company determines the total transaction price to be the service fees chargeable to the borrowers and the investors. The transaction price includes variable consideration in the form of early repayments of the loans by the borrowers.

The Company recognizes revenue when (or as) the entity satisfies the service or performance obligation by transferring the promised service (that is, an asset) to customers. Both revenue from combined loan services to borrowers and revenue from post-origination to investors are recognized on a straight-line basis over the term of the underlying loans as the customers simultaneously receive and consume the benefit provided by the services the Company performs.

Customer incentives

For certain transactions with the investors, the Company, at its sole discretion may provide various incentives to investors when a loan is successfully matched during the relevant incentive program period. The cash incentive from the Company is either provided upfront or on a monthly basis over the term of the loan as additional interest.

For arrangements where the Company does not originate loans to borrowers, these cash incentives are accounted for as reduction of revenue in accordance with ASC 606. Cash incentives accounted for as reduction of revenue amounted to RMB359,568 and RMB 86,259  (US$13,220) for the years ended December 31, 2019 and 2020, respectively.

For arrangements where the Company originates loans to the borrowers and the related loan payables to investors are recorded on the balance sheet, cash incentives paid upfront will reduce loan payables to investors and loan payables are effectively issued at a discount. If cash incentives are paid to investors over the loan period, the cash incentives are included as repayment to investors for the loan and considered in the effective interest rate of the loan payable to investors. There is no cash incentives as reduction of loan payables for the years ended December 31, 2019 and 2020.

Net financing income

The Company earns interest income arising from loans originated by the Company. The Company records interest income net of funding costs (i.e. interest paid to investors) over the life of the underlying loan principal using the effective interest method on unpaid principal amounts in accordance with ASC 310, Receivables. Customer incentives provided to certain investors are recorded as a reduction in loans receivable using the effective interest method.

Other revenues

The Company also receives various services fees which are contingent on future events, such as borrower late payment penalties, insurance referral fee and net revenue from sale of collateral. These contingent fees are not recognized until the contingencies are resolved and the fees become fixed and determined, which also coincide with when the services are performed and collectability is reasonably assured. These fees are classified within other revenue in the consolidated statements of comprehensive income.

Other revenues consist of:

	Year Ended December 31,	Year Ended December 31,
	2019	2020
	RMB	RMB	US$
Late payment penalties	102,910	96,224	14,747
Others	170,523	1,559	239
Total	273,433	97,783	14,986

Revenue through service center operation partners

The Company collaborates with service center operation partners for the operation of partner-operated service centers under a revenue sharing model. The Company is a principal in a contract satisfy a performance obligation in accordance with ASC 606-10-55 and recognizes revenue on a gross basis when all the revenue recognition criteria set forth in ASC 606 are met. Pursuant to the one-year cooperation agreements with the service center operation partners, the Company records all of each partner-operated service center’s loan facilitation service fee and post facilitation service fee as revenue, and subsequently pay the service center operation partners an agreed percentage of such amounts as the partner-operated service center’s operating cost and expenses which are recorded as origination and servicing expenses. If loans facilitated by the partner-operated service centers become delinquent and are subsequently purchased by the Company, the relevant service center operation partners are obligated to compensate the Company for an agreed percentage of the purchase price of the delinquent loans.

Before adoption of ASU 2014-09, "Revenue from contracts with Customers (Topic 606)"

The Company earns a loan facilitation fee and a recurring service fee for post facilitation services for each successful loan facilitation, including provision of global positioning system (“GPS”) automobile tracking services, collection services and sending short message-service (“SMS”) payment reminder to borrowers throughout the term of the loans. Borrowers make repayments through the Company, and the Company will then remit the requisite returns to the investors on a periodic basis.

The Company also generates revenue from other contingent fees, such as late payment penalties and loan collection fees.

Multiple element revenue recognition

In accordance with ASC 605, Revenue recognition (“ASC 605”), for arrangements where the Company is not originating the loan to the borrower, the Company recognizes loan facilitation services and post facilitation services, when the following four revenue recognition criteria are met:

(i)	Persuasive evidence of an arrangement exists;
(ii)	Services have been provided;
(iii)	The fee is fixed and determinable, and
(iv)	Collectability is reasonably assured.

The two deliverables provided by the Company are loan facilitation and post facilitation services. The Company considers the loan facilitation services and the post facilitation services as a multiple element revenue arrangement. The Company does not have vendor specific objective evidence (“VSOE”) of selling price for the loan facilitation services and post facilitation services because the Company does not provide loan facilitation services or post facilitation services on a standalone basis. There is also no third-party evidence of the prices charged by third-party service providers when such services are sold separately. As a result, the Company uses its best estimate of selling prices of loan facilitation services and post facilitation services as the basis of revenue allocation.

The fee allocated to loan facilitation is recognized as revenue upon each successful loan facilitation, while the fee allocated to post facilitation services are deferred and amortized over the period of the loan on a straight line method as the post facilitation services are performed. If the fee is not received entirely upfront, the amount allocated to the delivered loan facilitation services is limited to the amount that is not contingent on the delivery of the undelivered post facilitation services and the borrower’s timely installment repayment in accordance with ASC 605‑25. The remaining loan facilitation service income is recorded when the contingency is resolved and cash is received from the borrower. The loan facilitation services and post facilitation services are recorded as revenues in the consolidated statements of comprehensive income.

For certain arrangements, the Company provides an additional deliverable in the form of a guarantee to institutional funding partners and online investors which requires the Company to make either delinquent installment repayments and/or purchase the loans after a specified period on an individual loan basis. In accordance with ASC 605‑25‑30‑4, the Company first allocates the consideration to the guarantee equaling to the fair value of the guarantee. The remaining consideration is then allocated to the loan facilitation services and the post facilitation services.

Customer incentives

For certain transactions with the investors, the Company, at its sole discretion may provide various incentives to investors when a loan is successfully matched during the relevant incentive program period. The cash incentive from the Company is either provided upfront or on a monthly basis over the term of the loan as additional interest.

For arrangements where the Company does not originate loans to borrowers, these cash incentives are accounted for as reduction of revenue in accordance with ASC 605-50. Cash incentives accounted for as reduction of revenue amounted to RMB268,813 for the years ended December 31, 2018, respectively. For arrangements where the Company originates loans to the borrowers and the related loan payables to investors are recorded on the balance sheet, cash incentives paid upfront will reduce loan payables to investors and loan payables are effectively issued at a discount. If cash incentives are paid to investors over the loan period, the cash incentives are included as repayment to investors for the loan and considered in the effective interest rate of the loan payable to investors. Cash incentives accounted for as reduction of loan payables amounted to RMB10,746  for the years ended December 31, 2018, respectively.

Net financing income

The Company earns interest income arising from loans originated by the Company. The Company records interest income net of funding costs (i.e. interest paid to investors) over the life of the underlying loan principal using the effective interest method on unpaid principal amounts in accordance with ASC 310, Receivables. Customer incentives provided to certain investors are recorded as a reduction in loans receivable using the effective interest method.

Other revenues

The Company also receives various services fees which are contingent on future events, such as borrower late payment penalties, loan collection fees, and net revenue from sale of collateral. These contingent fees are not recognized until the contingencies are resolved and the fees become fixed and determined, which also coincide with when the services are performed and collectability is reasonably assured. These fees are classified within other revenue in the consolidated statements of comprehensive income.

Other revenues consist of:

Year Ended
December 31,
2018
RMB
Late payment penalties and loan collection fees	113,313
Others	76,399
Total	189,712

Revenue through service center operation partners

The Company collaborates with service center operation partners for the operation of partner-operated service centers under a revenue sharing model. The Company is acting as the primary obligor in the arrangement in accordance with ASC 605‑45 and recognizes revenue on a gross basis when all the revenue recognition criteria set forth in ASC 605 are met. Pursuant to the one-year cooperation agreements with the service center operation partners, the Company records all of each partner-operated service center’s loan facilitation service fee and post facilitation service fee as revenue, and subsequently pay the service center operation partners an agreed percentage of such amounts as the partner-operated service center’s operating costs and expenses which are recorded as origination and servicing expenses. If loans facilitated by the partner-operated service centers become delinquent and are subsequently purchased by the Company, the relevant service center operation partners are obligated to compensate the Company for an agreed percentage of the purchase price of the delinquent loans.

Deferred Revenue

Deferred Revenue

Deferred revenue mainly consists of post facilitation service fees which are non-contingent service fees collected at the inception of the loan, and deferred and amortized over the period of the loan.

Origination and servicing expense

Origination and servicing expense

Origination and servicing expenses primarily consist of customer acquisition costs, employee salaries and benefits for facilitating the loan origination and debt-collection cost.

Advertising expenses

Advertising expenses

Advertising costs are expensed as incurred in accordance with ASC 720‑35, Other Expense-Advertising Costs. The Company recognized advertising costs of RMB166,627, RMB54,167 and RMB1,711(US$262) for the years ended December 31, 2018, 2019 and 2020, respectively.

Employee benefits

Employee benefits

Full-time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The Company recognized expenses for employee benefits of RMB181,798,  RMB107,754 and RMB51,841  (US$7,945) for the years ended December 31, 2018, 2019 and 2020, respectively.

Income taxes

Income taxes

The Company accounts for income taxes using the liability method in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect when the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The Company evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements. The Company recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Company’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Segment information

Segment information

The Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole. In accordance with ASC 280, Segment Reporting, the company has only one reportable segment. As the Company generates substantially all of its revenues in the PRC and its long-lived assets are substantially located in PRC, no geographical segments are presented.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The company had no capital leases for the years presented.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space under operating lease agreements. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

Value added taxes ("VAT"), business related tax and surcharges

Value added taxes (“VAT”), business related tax and surcharges

The Company is subject to VAT at the rate of 17%,  6% or 3%, depending on whether the entity is a general taxpayer or small-scale taxpayer, and related surcharges on revenue generated from providing services. The Notice of the Ministry of Finance and the SAT on Adjusting Value-added Tax Rates, or the Notice, was promulgated on April 4, 2018 and came into effect on May 1, 2018. According to the Notice, and for those that the Company is subject to, the 17% tax rate is changed into 16%. And the Ministry of Finance and the SAT announced another notice that the VAT tax rate of 16% is changed into 13% since April 4, 2019.

Output VAT is reported as a deduction to revenue when incurred and amounted to RMB330,116,  RMB340,877 and RMB141,441  (US$21,677) for the years ended December 31, 2018, 2019 and 2020, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

The Company is also subject to certain government surcharges on the VAT payable in the PRC. In the consolidated statements of comprehensive income, these surcharges are included in business related tax and surcharges, which are deducted from gross revenues to arrive at net revenues

Share-based compensation

Share-based compensation

The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for restricted shares, stock appreciation rights and stock options granted to certain directors, executives and employees. In accordance with ASC 718, the Company determines whether the restricted shares, the stock appreciation rights and stock options should be classified and accounted for as an equity award or liability award. Restricted shares and stock options granted to directors, executives and employees are classified as equity awards and are measured at fair value on grant date and are recognized as an expense, net of forfeitures, over the requisite service period. The cash-settled stock appreciation rights granted to employees are classified as liability awards and are remeasured to fair value at the end of each reporting period until the date of settlement with an adjustment for fair value recorded to the current period expenses. The Company has elected to recognize share-based compensation for all awards with graded vesting using the accelerated method. The Company early adopted ASU 2016-09, Compensation Stock Compensation (Topic 718): Improvement to Employee Share Based Payment Accounting, on January 1, 2016 using full retrospective method, and accounts for forfeitures in the period they occur as a reduction to expense.

A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Company measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Deferred IPO costs

Deferred IPO costs

Direct and incremental costs incurred by the Company attributable to its proposed IPO of ordinary shares in the U.S. is deferred and recorded as deferred IPO costs in the consolidated balance sheets and charged against the gross proceeds received from such offering.

Comprehensive income

Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive income includes net income and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive income.

Earnings per share

Earnings per share

In accordance with ASC topic 260, Earnings per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s redeemable convertible preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. Upon the completion of the Company’s IPO in November 2018, the two-class method is also applicable to the Company’s two classes of ordinary shares outstanding, Class A and Class B ordinary shares. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion (Note 16).

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the redeemable convertible preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive.

Share split

Share split

On September 21, 2018, the Company’s board of directors and shareholders approved an amended and restated memorandum and articles of association of the Company to effect a split of shares of its ordinary shares and preferred shares, as well as the post-IPO re-designated and re-classified Class A and Class B ordinary shares, on a 50‑for‑1 basis (the “Share Split”). The par values and the authorized shares of the ordinary shares, preferred shares and the post-IPO re-designated and re-classified Class A and Class B ordinary shares were adjusted as a result of the Share Split. The Share Split became effective on September 21, 2018. All issued and outstanding ordinary shares, preferred shares and the post-IPO re-designated and re-classified Class A and Class B ordinary shares and related per share amounts contained in the financial statements have been retroactively adjusted to reflect this Share Split for all periods presented.

Recent accounting pronouncements

Recent accounting pronouncements

As a company with less than US$1,070,000 in revenue for the last fiscal year, the company qualifies as an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company will take advantage of the extended transition period.

Accounting Pronouncements Issued But Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842). This ASU modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities, whilst, lessor accounting is largely unchanged. The amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2022, including interim periods within fiscal years beginning after December 15, 2022. In November 2018, the FASB issued ASU No. 2018‑19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC Topic 842, Leases instead of ASC Subtopic 326‑20. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which eliminates, adds and modifies certain disclosure requirements for fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.